INCOME TAXES (Details 2) - USD ($)	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Provisions For Income Taxes
Current
Deferred	102,135	66,709
Change in valuation allowance	(102,135)	$ (66,709)
Total